Long Term Debt and Notes payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Long Term Debt and Notes Payable [Abstract]
Schedule of Long Term debt
	September 30, 2013	December 31, 2012
Bank term loan	$154,030	$38,897
Mortgage loan	176,475	180,073
	330,505	218,970
Less current portion	(43,956)	(37,513)
Total long term portion	$286,549	$181,457

	December 31, 2012	December 31, 2011
Bank term loan	$38,897	$66,245
Convertible Bridge Loan	-	250,000
Mortgage loan	180,073	185,812
	218,970	502,057
Less current portion	(37,513)	(283,640)
Total long term portion	$181,457	$218,417

Schedule of Notes payable
September 30, 2013
Principal amount of notes payable	$1,063,333
Unamortized discount	(567,118)
Notes payable, net of discount	496,215
Less current portion	(372,161)
Total Long term portion	$124,054

December 31, 2012
Principal amount of notes payable	$815,000
Unamortized discount	(338,692)
Notes payable, net of discount	476,308
Less current portion	(202,557)
Total long term portion	$273,751

Summary of future annual principal payments
2013	$375,564
2014	420,954
2015	74,321
2016	6,848
2017	7,322
Thereafter	148,961
Total	$1,033,970